Operations of the Bank - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Misiones Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	$ 21,301,169	$ 17,672,411
Deposits liability related to court deposits	1,615,790	2,017,923
Salta Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	34,510,592	12,575,320
Deposits liability related to court deposits	3,456,827	4,287,043
Jujuy Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	7,776,867	16,415,761
Deposits liability related to court deposits	2,224,501	3,718,351
Banco del Tucuman SA [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability	34,684,101	34,098,539
Deposits liability related to court deposits	9,263,053	9,992,623
Tucumn Provincial Government The Municipality of San Miguel De Tucumn And The Municipality of Yerba Buena [Member]
Discription Of Business And Nature Of Operation [line items]
Bank granted loans to government	$ 524,301
Tucumn Provincial Government and the Municipality of Yerba Buena [Member]
Discription Of Business And Nature Of Operation [line items]
Bank granted loans to government		$ 3,580,730